Employee Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
One percentage point change in assumed health care cost trend rates effects
Effect on total of service and interest cost components, Point increase	$ 2
Effect on total of service and interest cost components, Point decrease	(2)
Effect on other postretirement benefit obligation, Point increase	39
Effect on other postretirement benefit obligation, Point decrease	$ (32)
Pension Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	5.20%	5.78%
Rate of compensation increase	5.00%	5.00%
Weighted average assumptions utilized to determine net periodic benefit expense
Discount rate	5.78%	6.08%	6.41%
Expected long-term rate of return on plan assets	7.50%	7.75%	7.75%
Rate of compensation increase	5.00%	5.00%	5.00%
Other Postretirement Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	5.35%	5.80%
Weighted average assumptions utilized to determine net periodic benefit expense
Discount rate	5.80%	6.00%	6.40%
Expected long-term rate of return on plan assets	6.51%	7.00%	7.00%